Options and Warrants	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023
Options and Warrants [Abstract]
OPTIONS and WARRANTS
8.	OPTIONS and WARRANTS

Warrants

The following table summarizes the changes in warrants outstanding and the related price of the shares of the Company’s common stock issued to non-employees of the Company during the three months ended April 30, 2023. On March 7, 2023, the Company issued 30,000 warrants to purchase the Company’s common shares to Barandic Holdings Ltd. for services provided. The warrants are exercisable at a price of $4.00 per share and expire five years from the date of issuance.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2022	1,435,622	$6.91	3.93 years	$-

Granted	25,000	7.50	5.00 years	-

Expired/Cancelled	(97,534)	5.36	-	-

Exercised	(55,417)	5.36	-	-

Outstanding, January 31, 2023	1,307,671	6.43	3.34 years	-

Granted	30,000	4.00	5.00 years	-

Expired/Cancelled	(54,633)	12.00	-	-

Exercised	-	-	-	-

Outstanding- April 30, 2023	1,283,038	$6.14	3.27 years	$-

Exercisable - April 30, 2023	1,283,038	$6.14	3.27 years	$-

The following table summarizes additional information relating to the warrants outstanding as of April 30, 2023:

		Weighted Average	Weighted Average		Weighted Average
Range of		Remaining Contractual	Exercise Price for		Exercise Price for
Exercise Prices	Number Outstanding	Life (Years)	Shares Outstanding	Number Exercisable	Shares Exercisable	Intrinsic Value

$4.00	30,000	4.85	$4.00	30,000	$4.00	$-
$6.43	1,082,205	3.44	$6.43	1,082,205	$6.43	$-
$4.20	145,833	1.48	$4.20	145,833	$4.20	$-
$7.50	25,000	4.53	$7.50	25,000	$7.50	$-

Options

The following table summarizes the changes in options outstanding and the related price of the shares of the Company’s common stock issued to employees of the Company. See Note 7 for the issuance of related party options.

On November 1, 2021, the Board of Directors adopted the 2021 Employee Stock Option Plan (the “Plan”). The Company has reserved 408,333 shares to issue and sell upon the exercise of stock options. In accordance with the Plan, on February 1, 2022, the Company reserved an additional 233,333 shares and on February 1, 2023, the Company reserved an additional 233,333 shares. The options vest immediately and expire in three years. Under the Plan, options may be granted which are intended to qualify as Incentive Stock Options (“ISO’s”) under Section 422 of the Internal Revenue Code of 1986 (the “Code”) or which are not (“non-ISO’s”) intended to qualify as Incentive Stock Options thereunder. The Plan also provides for restricted stock awards representing shares of common stock that are issued subject to such restrictions on transfer and other incidents of ownership and such forfeiture conditions as the Board of Directors, or the committee administering the Plan composed of directors who qualify as “independent” under Nasdaq rules, may determine. On November 3, 2021, the Company filed a Registration Statement on Form S-8, to register under the Securities Act of 1933, as amended the 408,333 shares of common stock reserved for issuance under the Plan. As of April 30, 2023, 374,664 shares remain in the Plan.

During the three months ended April 30, 2023, 30,000 options to purchase shares of the Company’s common stock were issued to an executive officer at a price of $3.975 per share. The options vest immediately and expire three years from the date of issuance. The fair value of the options issued for services amounted to $75,030 and was recorded during the three months ended April 30, 2023. The Company used the Black-Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rate of 143.54%; and a risk-free rate of 4.5%.

During the year ended January 31, 2023, 279,584 options to purchase shares of the Company’s common stock were issued to executive officers and directors of the Company at prices of $3.59 to $4.50 per share. The options vest immediately and expire three years from the date of issuance. The fair value of the options issued for services amounted to $732,130 and was recorded during the year ended January 31, 2023. The Company used the Black-Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rate of 152.10-174.45%; and a risk-free rate of 3%.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2022	190,751	$4.26	2.97 years

Granted	279,584	3.93	3.00 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding, January 31, 2023	470,335	4.13	2.53 years

Granted	30,000	3.98	3.00 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding- April 30, 2023	500,335	$4.12	2.31 years	$-

Exercisable - April 30, 2023	500,335	$4.12	2.31 years	$-

The following table summarizes additional information relating to the options outstanding as of April 30, 2023:

		Weighted Average	Weighted Average		Weighted Average
Range of		Remaining Contractual	Exercise Price for		Exercise Price for
Exercise Prices	Number Outstanding	Life (Years)	Shares Outstanding	Number Exercisable	Shares Exercisable	Intrinsic Value

$4.58	46,666	1.73	$4.58	46,666	$4.58	$-
$4.16	144,085	1.73	$4.16	144,085	$4.16	$-
$4.50	58,334	2.26	$4.50	58,334	$4.50	$-
$4.09	78,750	2.26	$4.09	78,750	$4.09	$-
$3.59	35,000	4.42	$3.59	35,000	$3.59	$-
$3.75	57,500	2.61	$3.75	57,500	$3.75	$-
$4.12	50,000	2.61	$4.12	50,000	$4.12	$-
$3.98	30,000	2.76	$3.98	30,000	$3.98	$-

9.	OPTIONS and WARRANTS

Warrants

The following table summarizes the changes in warrants outstanding and the related price of the shares of the Company’s common stock issued to management (87,500 warrants were issued to the Chief Financial Officer) and non-employees of the Company during the year ended January 31, 2022. The Company issued 25,000 warrants to non-employees during the year ended January 31, 2023, in connection with the termination of the RAMBAM license agreement. See Note 6 for further information.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2021	165,466	$11.99	2.16 years	$-

Granted	1,770,068	6.19	4.70 years	-

Expired/Cancelled	-	-	-	-

Exercised	(499,912)	6.43	-	-

Outstanding, January 31, 2022	1,435,622	6.91	3.93 years	-

Granted	25,000	7.50	5.00 years	-

Expired/Cancelled	(97,534)	5.36	-	-

Exercised	(55,417)	5.36	-	-

Outstanding- January 31, 2023	1,307,671	$6.43	3.34 years	$-

Exercisable - January 31, 2023	1,307,671	$6.43	3.34 years	$-

The following table summarizes additional information relating to the warrants outstanding as of January 31, 2023:

		Weighted Average	Weighted Average		Weighted Average
Range of Exercise	Number	Remaining Contractual	Exercise Price for	Number	Exercise Price for	Intrinsic
Prices	Outstanding	Life(Years)	Shares Outstanding	Exercisable	Shares Exercisable	Value

$12.00	54,633	0.24	$12.00	54,633	$12.00	$-
$6.43	1,082,205	3.68	$6.43	1,082,205	$6.43	$-
$4.20	145,833	1.73	$4.20	145,833	$4.20	$-
$7.50	25,000	4.77	$7.50	25,000	$7.50	$-

Options

The following table summarizes the changes in options outstanding and the related price of the shares of the Company’s common stock issued to employees of the Company. See Note 7 for the issuance of related party options.

On November 1, 2021, the Board of Directors adopted the 2021 Employee Stock Option Plan (the “Plan”). The Company has reserved 408,333 shares to issue and sell upon the exercise of stock options. In accordance with the Plan, on February 1, 2022, the Company reserved an additional 233,333 shares. The options vest and expire as determined by the Board of Directors. Under the Plan, options may be granted which are intended to qualify as Incentive Stock Options (“ISO’s”) under Section 422 of the Internal Revenue Code of 1986 (the “Code”) or which are not (“non-ISO’s”) intended to qualify as Incentive Stock Options thereunder. The Plan also provides for restricted stock awards representing shares of common stock that are issued subject to such restrictions on transfer and other incidents of ownership and such forfeiture conditions as the Board of Directors, or the committee administering the Plan composed of directors who qualify as “independent” under Nasdaq rules, may determine. On November 5, 2021, the Company filed a Registration Statement on Form S-8, to register under the Securities Act of 1933, as amended the 408,333 shares of common stock reserved for issuance under the Plan. As of January 31, 2023, 171,331 shares remain in the Plan.

During the year ended January 31, 2023, 279,584 options to purchase shares of the Company’s common stock were issued to executive officers and directors of the Company at prices of $3.59 to $4.50 per share. The options vest immediately and expire three-five years from the date of issuance. The fair value of the options issued for services amounted to $732,130 and was recorded during the year ended January 31, 2023. The Company used the Black-Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rate of 152.10-174.45%; and a risk-free rate of 3%.

On January 21, 2022, 190,751 options to purchase shares of the Company’s common stock were issued to executive officers and directors of the Company at prices of $4.16 and $4.58 per share. The options vest immediately and expire on January 21, 2025. The fair value of the options issued for services amounted to $532,832 and was recorded during the year ended January 31, 2022. The Company used the Black-Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rate of 162.69%; and a risk-free rate of 1.01%.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2021	-	$-	-

Granted	190,751	4.26	2.97 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding, January 31, 2022	190,751	-	-

Granted	279,584	3.93	3.00 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding- January 31, 2023	470,335	$4.13	2.53 years	$2,100

Exercisable - January 31, 2023	470,335	$4.13	2.53 years	$2,100

The following table summarizes additional information relating to the options outstanding  as of January 31, 2023:

		Weighted Average	Weighted Average		Weighted Average
Range of Exercise	Number	Remaining Contractual	Exercise Price for	Number	Exercise Price for	Intrinsic
Prices	Outstanding	Life(Years)	Shares Outstanding	Exercisable	Shares Exercisable	Value

$4.58	46,666	2.48	$4.58	46,666	$4.58	$-
$4.16	144,085	1.97	$4.16	144,085	$4.16	$-
$4.50	58,334	1.97	$4.50	58,334	$4.50	$-
$4.09	78,750	2.50	$4.09	78,750	$4.09	$-
$3.59	35,000	2.50	$3.59	35,000	$3.59	$2,100
$3.75	57,500	2.85	$3.75	57,500	$3.75	$-
$4.12	50,000	2.85	$4.12	50,000	$4.12	$-